EXCEPTIONAL ITEMS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exceptional Items
Restructuring (i)	R$ (109.4)	R$ (101.8)	R$ (165.4)
COVID-19 impacts (ii)		(16.7)	(134.3)
Legal fees (iii)	(94.7)
Effect of application of IAS 29 (hyperinflation)	(2.3)	(8.2)	(11.1)
Distribution agreement (iv)			(82.0)
Write-off of investments (v)		(16.6)
Total	R$ (206.4)	R$ (143.3)	R$ (392.8)